BASIS OF PREPARATION (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020		Jan. 01, 2020	Dec. 31, 2019	[1]
Disclosure of initial application of standards or interpretations [line items]
Total cash and cash equivalents	£ 75,201	£ 55,960	[1]	£ 51,622	[1]	£ 40,296	£ 40,296
Change in operating assets	£ (2,900)	5,174	[1]	(5,882)	[1]
Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of initial application of standards or interpretations [line items]
Total cash and cash equivalents		2,770		2,656		£ 1,682
Change in operating assets		£ (114)		£ (974)

[1]	Restated, see page F-14.